OVERVIEW AND GOING CONCERN (Details Textual)	1 Months Ended			6 Months Ended		12 Months Ended
	Dec. 30, 2013 USD ($) shares	Mar. 22, 2013 USD ($) shares	Aug. 17, 2012	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number Of Patents Issued | item						6
Number Of Pending Patents | item						2
Working Capital				$ 1,577,353		$ 913,741
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total				$ (1,069,147)	$ (3,775,711)	$ (5,474,454)	$ (5,801,600)
Affiliate Of C M G Holdings Groups Inc [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Debt Instrument, Decrease, Forgiveness	$ 50,000
Audio Eye Acquisition Corporation [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Sale of Stock, Percentage of Ownership after Transaction			80.00%
Debt Conversion Accrued Interest On Debt Amount1		$ 67,732
Business Acquisition Equity Interests Issued Or Issuable Number Of Shares Issued To Debenture Holders | shares		5,871,752
Debt Conversion, Original Debt, Amount		$ 1,400,200
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		24,004,143
Merger With Aeac Conversion Rate Of Stock		0.94134
C M G Holdings Group Inc [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Spin Off Stock holders Dividend			5.00%
Royalty Percentage Separation And Spin Off			10.00%
Commission Percentage Separation And Spin Off			7.50%
Commission Percentage Separation And Spin Off Specified			10.00%
Sale of Stock, Percentage of Ownership after Transaction			80.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			15.00%
Stock Repurchased and Retired During Period, Shares | shares	2,184,583
Stock Repurchased During Period, Value	$ 573,022